Basis of Presentation and General Information (Details)	Jun. 30, 2024 item $ / shares shares	Dec. 31, 2023 $ / shares shares
Property, Plant and Equipment
Common stock, authorized capital stock (in shares) | shares	750,000,000	750,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Preferred stock, authorized capital stock (in shares) | shares	100,000,000	100,000,000
Preferred stock, par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Kota Peony
Property, Plant and Equipment
TEU	13,100
Kota Primrose
Property, Plant and Equipment
TEU	13,100
Kota Plumbago
Property, Plant and Equipment
TEU	13,100
Hyundai Speed
Property, Plant and Equipment
TEU	13,100
Ambition
Property, Plant and Equipment
TEU	13,100
Express Berlin
Property, Plant and Equipment
TEU	10,100
Express Rome
Property, Plant and Equipment
TEU	10,100
Express Athens
Property, Plant and Equipment
TEU	10,100
Pusan C
Property, Plant and Equipment
TEU	9,580
Le Havre
Property, Plant and Equipment
TEU	9,580
Bremen
Property, Plant and Equipment
TEU	9,012
C Hamburg
Property, Plant and Equipment
TEU	9,012
Niledutch Lion
Property, Plant and Equipment
TEU	8,626
Kota Manzanillo
Property, Plant and Equipment
TEU	8,533
Belita
Property, Plant and Equipment
TEU	8,533
CMA CGM Melisande
Property, Plant and Equipment
TEU	8,530
CMA CGM Attila
Property, Plant and Equipment
TEU	8,530
CMA CGM Tancredi
Property, Plant and Equipment
TEU	8,530
CMA CGM Bianca
Property, Plant and Equipment
TEU	8,530
CMA CGM Samson
Property, Plant and Equipment
TEU	8,530
Europe
Property, Plant and Equipment
TEU	8,468
America
Property, Plant and Equipment
TEU	8,468
Kota Santos
Property, Plant and Equipment
TEU	8,463
Greenland
Property, Plant and Equipment
TEU	8,010
Interasia Accelerate
Property, Plant and Equipment
TEU	7,165
CMA CGM Musset
Property, Plant and Equipment
TEU	6,500
CMA CGM Nerval
Property, Plant and Equipment
TEU	6,500
CMA CGM Rabelais
Property, Plant and Equipment
TEU	6,500
Racine (ex CMA CGM Racine)
Property, Plant and Equipment
TEU	6,500
CMA CGM Moliere
Property, Plant and Equipment
TEU	6,500
YM Mandate
Property, Plant and Equipment
TEU	6,500
YM Maturity
Property, Plant and Equipment
TEU	6,500
Catherine C
Property, Plant and Equipment
TEU	8,010
Savannah
Property, Plant and Equipment
TEU	6,402
Dimitra C
Property, Plant and Equipment
TEU	6,402
Suez Canal
Property, Plant and Equipment
TEU	5,610
Kota Lima
Property, Plant and Equipment
TEU	5,544
Wide Alpha
Property, Plant and Equipment
TEU	5,466
Stephanie C
Property, Plant and Equipment
TEU	5,466
Maersk Euphrates
Property, Plant and Equipment
TEU	5,466
Wide Hotel
Property, Plant and Equipment
TEU	5,466
Wide India
Property, Plant and Equipment
TEU	5,466
Wide Juliet
Property, Plant and Equipment
TEU	5,466
Monaco
Property, Plant and Equipment
TEU	4,253
Dalian
Property, Plant and Equipment
TEU	4,253
Zim Luanda
Property, Plant and Equipment
TEU	4,253
Rio Grande
Property, Plant and Equipment
TEU	4,253
Paolo (ex Zim Sao Paolo)
Property, Plant and Equipment
TEU	4,253
Kingston (ex Zim Kingston)
Property, Plant and Equipment
TEU	4,253
Seattle C
Property, Plant and Equipment
TEU	4,253
Vancouver
Property, Plant and Equipment
TEU	4,253
Tongala
Property, Plant and Equipment
TEU	4,253
Derby D
Property, Plant and Equipment
TEU	4,253
Dimitris C
Property, Plant and Equipment
TEU	3,430
Express Spain
Property, Plant and Equipment
TEU	3,400
Express Black Sea
Property, Plant and Equipment
TEU	3,400
Express Argentina
Property, Plant and Equipment
TEU	3,400
Express Brazil
Property, Plant and Equipment
TEU	3,400
Express France
Property, Plant and Equipment
TEU	3,400
Singapore
Property, Plant and Equipment
TEU	3,314
Colombo
Property, Plant and Equipment
TEU	3,314
Zebra
Property, Plant and Equipment
TEU	2,602
Amalia C
Property, Plant and Equipment
TEU	2,452
Artotina
Property, Plant and Equipment
TEU	2,524
Highway
Property, Plant and Equipment
TEU	2,200
Progress C
Property, Plant and Equipment
TEU	2,200
Bridge
Property, Plant and Equipment
TEU	2,200
Phoenix D
Property, Plant and Equipment
TEU	2,200
Advance
Property, Plant and Equipment
TEU	2,200
Stride
Property, Plant and Equipment
TEU	2,200
Future
Property, Plant and Equipment
TEU	2,200
Sprinter
Property, Plant and Equipment
TEU	2,200
Hull No. C7100-8
Property, Plant and Equipment
TEU	7,165
Hull No. HN4011
Property, Plant and Equipment
TEU	8,010
Hull No. HN4012
Property, Plant and Equipment
TEU	8,010
Hull No. CV5900-07
Property, Plant and Equipment
TEU	6,014
Hull No. CV5900-08
Property, Plant and Equipment
TEU	6,014
Hull No. YZJ2023-1556
Property, Plant and Equipment
TEU	8,258
Hull No. YZJ2023-1557
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1612
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1613
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1625
Property, Plant and Equipment
TEU	8,258
Hull No. Yzj 2024-1626
Property, Plant and Equipment
TEU	8,258
Hull No. YZJ2024-1668
Property, Plant and Equipment
TEU	8,258
Hull No. C9200-7
Property, Plant and Equipment
TEU	9,200
Hull No. C9200-8
Property, Plant and Equipment
TEU	9,200